Note 32 - Subsequent Events	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]	32. Subsequent Events In March 2025, the Company entered into an export prepayment trade finance agreements with a financial institutions for a total amount of $30,176. * * *